Reserves for Closed Properties and Property, Plant and Equipment-Related Impairment Charges - Changes in Company's Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Restructuring Reserve [Roll Forward]
Reserve for close properties at the beginning of period	$ 72	$ 96	$ 64
Additions	16	9	42
Payments	(22)	(26)	(23)
Adjustments	(5)	(7)	13
Reserve for close properties at the end of period	$ 61	$ 72	$ 96